Document and Entity Information	Jan. 13, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	CNX Resources Corp
Amendment Flag	false
Entity Central Index Key	0001070412
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-14901
Entity Tax Identification Number	51-0337383
Entity Address, Address Line One	CNX Center
Entity Address, Address Line Two	1000 Horizon Vue Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	485-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($.01 par value)
Trading Symbol	CNX
Security Exchange Name	NYSE
Preferred Share Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE